Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 13,190	$ 1,815	¥ 1,896
Cost of revenues		(11,902)	(1,638)	(597)
Gross profit		1,288	177	1,299
Operating expenses:
Sales and marketing expenses		(1,483)	(204)	(1,012)
General and administrative expenses		(26,157)	(3,599)	(16,792)
Research and development expenses		(575)	(79)	(1,941)
Expected credit losses		531	73	(2,086)
Total operating expenses		(27,684)	(3,809)	(21,831)
Operating loss		(26,396)	(3,632)	(20,532)
Interest income		7	1	31
Interest expenses		(877)	(121)	(497)
Other income		1,435	197	16,145
Other expenses		(685)	(94)	(981)
Loss before income taxes		(26,516)	(3,649)	(5,834)
Income tax expense				(1,344)
Net loss		(26,516)	(3,649)	(7,178)
Less: Net loss attributable to non-controlling interests		(2,991)	(412)	(3,711)
Net loss attributable to the Company’s shareholders		¥ (23,525)	$ (3,237)	¥ (3,467)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (7.42)	$ (1.02)	¥ (6.88)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (7.42)	$ (1.02)	¥ (6.88)
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	[1]	3,168,544	3,168,544	504,167
Diluted (in Shares)		3,168,544	3,168,544	504,167
Net loss		¥ (26,516)	$ (3,649)	¥ (7,178)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		(446)	(61)
Comprehensive loss		(26,962)	(3,710)	(7,178)
Product sales
Net revenues
Total net revenues		12,389	1,705
Sourcing services
Net revenues
Total net revenues		75	10	1,435
Battery-swapping services
Net revenues
Total net revenues		¥ 726	$ 100	¥ 461

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).